Investment in Affiliates (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Navios Partners
Balance sheet
Current Assets	$ 54,484	$ 70,033
Non-current assets	1,195,595	884,919
Current liabilities	15,606	60,276
Non-current liabilities	527,966	275,982
Income Statement
Revenue	198,159	205,435	186,935
Net Income/(loss)	59,006	95,898	65,335
Navios Acquisition
Balance sheet
Current Assets	120,801	71,795
Non-current assets	1,535,860	1,298,849
Current liabilities	65,400	67,828
Non-current liabilities	1,128,439	1,071,512
Income Statement
Revenue	202,397	151,097	121,925
Net Income/(loss)	(55,690)	(3,284)	(3,378)
Acropolis
Balance sheet
Current Assets	1,524	1,698
Non-current assets	22	25
Current liabilities	370	235
Non-current liabilities	0	0
Income Statement
Revenue	2,230	2,262	2,686
Net Income/(loss)	775	1,237	1,401
Navios Europe
Balance sheet
Current Assets	8,224	0
Non-current assets	199,760	0
Current liabilities	14,792	0
Non-current liabilities	194,289	0
Income Statement
Revenue	1,151	0
Net Income/(loss)	$ (1,097)	$ 0